SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($) segment
Geographic segmentation:
Reportable segments | segment	1	1
Revenue	$ 273,678	$ 247,483
Trust's total revenue (in percent)	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 58,952	$ 54,372
Trust's total revenue (in percent)	22.00%	22.00%
United States
Geographic segmentation:
Revenue	$ 108,065	$ 88,006
Trust's total revenue (in percent)	39.00%	36.00%
Austria
Geographic segmentation:
Revenue	$ 63,724	$ 65,523
Trust's total revenue (in percent)	23.00%	26.00%
Germany
Geographic segmentation:
Revenue	$ 26,455	$ 24,735
Trust's total revenue (in percent)	10.00%	10.00%
Netherlands
Geographic segmentation:
Revenue	$ 10,250	$ 8,621
Trust's total revenue (in percent)	4.00%	3.00%
Other Europe
Geographic segmentation:
Revenue	$ 6,232	$ 6,226
Trust's total revenue (in percent)	2.00%	3.00%